UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21563
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Short Duration Diversified Income Fund (EVG) Semiannual Report April 30, 2012

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay monthly cash distributions equal to $0.09 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2012
Eaton Vance
Short Duration Diversified Income Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Financial Statements	4
Annual Meeting of Shareholders	44
Notice to Shareholders	45
Board of Trustees’ Contract Approval	46
Officers and Trustees	49
Important Notices	50

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2012
Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Mark S. Venezia, CFA, Catherine C. McDermott, and Andrew Szczurowski, CFA
Performance1

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	2/28/2005	3.74%	3.64%	6.98%	6.88%
Fund at Market Price	—	6.87	7.48	5.49	6.06

% Premium/Discount to NAV

					-5.37%

Distributions[2]

Total Distributions per share for the period					$0.540
Distribution Rate at NAV					6.04%
Distribution Rate at Market Price					6.38%

% Total Leverage[3]

Derivatives					31.42%
Borrowings					16.50

Fund Profile

Asset Allocation (% of total leveraged assets)4

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage.

[2]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital.

[3]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus derivatives and borrowings outstanding. The Fund employs leverage through derivatives and borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its derivatives and borrowings, which could be reduced if Fund asset values decline.

[4]	Total leveraged assets include all assets of the Fund (including those acquired with financial leverage), the notional value of long and short forward foreign currency contracts and other foreign obligations derivatives held by the Fund. Asset Allocation as a percentage of the Fund’s net assets amounted to 192.0%. Please refer to the definition of total leveraged assets within the Notes to Consolidated Financial Statements included herein.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2011, Andrew Szczurowski became a portfolio manager of the Fund replacing Susan Schiff, who continues to serve as portfolio manager for other Eaton Vance funds. Mr. Szczurowski supported Ms. Schiff in her role as portfolio manager. He joined Scott H. Page, Payson F. Swaffield, Mark S. Venezia, and Catherine C. McDermott. Mr. Szczurowski is an Assistant Vice President of Eaton Vance Management and an analyst on Eaton Vance’s global/fixed-income MBS team. Mr. Szczurowski joined the MBS team of the global/fixed-income department in 2007. Prior to joining Eaton Vance, he was affiliated with Bank of New York Mellon.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 44.6%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Aerospace and Defense — 0.4%

DAE Aviation Holdings, Inc.
Term Loan, 5.47%, Maturing July 31, 2014	110	$109,534
Term Loan, 5.47%, Maturing July 31, 2014	115	114,894
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014	397	393,747
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	297	295,736
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	150	150,061
Term Loan, 4.00%, Maturing February 14, 2017	444	445,671

		$1,509,643

Air Transport — 0.2%

Orbitz Worldwide Inc.
Term Loan, 3.24%, Maturing July 25, 2014	712	$694,672

		$694,672

Automotive — 2.3%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014	731	$730,806
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	299	296,069
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	1,391	1,418,744
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	366	367,760
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014	934	906,344
Term Loan, 2.18%, Maturing December 28, 2015	552	535,160
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	1,150	1,135,266
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	793	798,198
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	213	215,592
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	404	405,424
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014	84	81,163
Term Loan, 2.74%, Maturing July 31, 2014	585	566,658
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015	200	188,500

		$7,645,684

Building and Development — 0.3%

Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	349	$351,930
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	102	101,237
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	398	398,680

		$851,847

Business Equipment and Services — 3.9%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(2)	100	$100,469
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018	245	244,935
Acxiom Corporation
Term Loan, 3.44%, Maturing March 15, 2015	257	259,179
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	370	370,544
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	1,031	981,554
Altegrity, Inc.
Term Loan, 2.99%, Maturing February 21, 2015	369	353,987
Brand Energy & Infrastructure Services, Inc.
Term Loan, 3.74%, Maturing February 7, 2014	183	169,979
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	239	242,236
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017	165	148,798
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	375	377,344
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018	350	346,937
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	125	126,914
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	524	525,643

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		571	$574,373
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		428	429,019
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018		900	912,937
Mitchell International, Inc
Term Loan, 2.50%, Maturing March 28, 2014		178	176,704
Monitronics International, Inc.
Term Loan, 5.50%, Maturing March 16, 2018		150	151,406
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		662	662,123
Oz Management LP
Term Loan, Maturing November 15, 2016(2)		225	195,750
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		844	847,053
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		1,334	1,286,726
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		124	124,008
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		1,598	1,603,204
Term Loan, 3.99%, Maturing February 28, 2017		57	56,821
Travelport LLC
Term Loan, 5.18%, Maturing August 21, 2015	EUR	370	426,027
West Corporation
Term Loan, 2.65%, Maturing October 24, 2013		139	139,554
Term Loan, 4.49%, Maturing July 15, 2016		338	340,245
Term Loan, 4.60%, Maturing July 15, 2016		962	967,561

			$13,142,030

Cable and Satellite Television — 2.1%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		225	$226,782
Term Loan - Second Lien, 9.75%, Maturing October 3, 2019		200	200,250
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		222	223,125
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		800	792,600
Charter Communications Operating, LLC
Term Loan, 4.00%, Maturing May 15, 2019		500	499,500
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		1,440	1,435,680
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	56	63,877
Term Loan, 4.06%, Maturing March 4, 2016	EUR	56	63,877
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,420	1,375,919
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		272	272,590
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	1,394	1,805,237

			$6,959,437

Chemicals and Plastics — 2.0%

Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		398	$398,977
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		230	233,849
Celanese U.S. Holdings LLC
Term Loan, 3.22%, Maturing October 31, 2016		402	404,427
Huntsman International, LLC
Term Loan, 2.85%, Maturing April 19, 2017		1,532	1,524,446
Term Loan, 3.35%, Maturing April 19, 2017		567	564,557
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		84	87,519
MacDermid, Inc.
Term Loan, 2.60%, Maturing April 11, 2014	EUR	304	399,519
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		125	119,375
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		491	473,750
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		249	251,549
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		470	473,630
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		509	509,910
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		395	369,202
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(3)		32	32,193
Term Loan, 4.25%, Maturing February 8, 2018		118	118,099
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		795	797,401

			$6,758,403

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Conglomerates — 1.1%

Jarden Corporation
Term Loan, 3.24%, Maturing March 30, 2018	524	$526,115
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	973	982,908
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014	36	35,717
Term Loan, 2.49%, Maturing April 30, 2014	720	714,347
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	499	501,893
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	929	929,681

		$3,690,661

Containers and Glass Products — 1.1%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015	769	$751,610
BWAY Corporation
Term Loan, Maturing February 23, 2018(2)	52	52,153
Term Loan, Maturing February 23, 2018(2)	548	550,097
Consolidated Container Company, LLC
Term Loan, 2.50%, Maturing March 28, 2014	264	259,610
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	970	984,680
Term Loan, 6.50%, Maturing August 9, 2018	541	549,823
TricorBraun, Inc.
Term Loan, Maturing May 10, 2018(2)	425	426,250

		$3,574,223

Cosmetics / Toiletries — 0.2%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015	113	$112,964
Term Loan, 3.67%, Maturing April 24, 2015	462	462,319

		$575,283

Drugs — 0.4%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	249	$247,265
Term Loan, 5.50%, Maturing February 10, 2017	250	247,083
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	247	250,330
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	92	92,035
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	153	153,363
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	305	306,727
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	210	210,875

		$1,507,678

Ecological Services and Equipment — 0.1%

Big Dumpster Merger Sub, Inc.
Term Loan, 6.50%, Maturing February 5, 2013	92	$82,647
Term Loan, 6.50%, Maturing February 5, 2013	377	340,006

		$422,653

Electronics / Electrical — 2.9%

Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	347	$349,199
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,946	1,952,058
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	378	378,097
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	282	282,797
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	521	522,528
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	222	221,910
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	933	916,691
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	299	299,444
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	545	539,055
Term Loan, 5.50%, Maturing March 3, 2017	199	200,617
Term Loan, 5.25%, Maturing March 19, 2019	300	300,937
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014	309	298,578
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	299	300,746
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	150	150,277
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	695	696,299

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Electronics / Electrical (continued)

Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016		1,185	$1,179,075
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018		250	254,427
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018		499	500,540
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017		392	393,925

			$9,737,200

Equipment Leasing — 0.2%

Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016		225	$226,477
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017		600	603,188

			$829,665

Financial Intermediaries — 1.3%

Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017		247	$249,344
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018		621	617,953
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014		1,000	958,066
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016		220	220,924
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(2)		150	147,000
Term Loan, 4.00%, Maturing March 29, 2019		475	476,336
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017		269	270,262
Term Loan, 5.97%, Maturing May 13, 2017		731	732,863
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		669	671,927
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019		75	75,000

			$4,419,675

Food Products — 1.3%

Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		1,241	$1,233,646
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		191	192,400
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		997	998,734
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		388	388,733
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		271	272,399
Pinnacle Foods Finance LLC
Term Loan, 2.77%, Maturing April 2, 2014		1,023	1,025,234
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		342	344,295

			$4,455,441

Food Service — 2.4%

Aramark Corporation
Term Loan, 3.34%, Maturing July 26, 2016		43	$42,585
Term Loan, 3.34%, Maturing July 26, 2016		77	76,745
Term Loan, 3.49%, Maturing July 26, 2016		1,168	1,166,952
Term Loan, 3.65%, Maturing July 26, 2016		529	528,628
Term Loan, 4.40%, Maturing July 26, 2016	GBP	523	835,246
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(4)		299	136,225
Term Loan, 0.00%, Maturing April 22, 2015(4)(5)		36	17,352
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		1,161	1,165,962
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		268	269,040
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		538	539,063
OSI Restaurant Partners, LLC
Term Loan, 5.03%, Maturing June 14, 2013		63	62,192
Term Loan, 2.56%, Maturing June 14, 2014		624	617,352
Selecta
Term Loan, 4.02%, Maturing June 28, 2015	EUR	741	826,650
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		495	487,486
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		1,270	1,272,640

			$8,044,118

Food / Drug Retailers — 1.7%

Alliance Boots Holdings Limited
Term Loan, Maturing July 9, 2015(2)	GBP	300	$450,963
Term Loan, 3.32%, Maturing July 9, 2015	EUR	1,000	1,256,688

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Food / Drug Retailers (continued)

General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	581	$583,284
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018	250	250,352
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014	952	940,427
Term Loan, 4.50%, Maturing March 2, 2018	1,413	1,405,999
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(2)	250	248,750
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018	644	645,824

		$5,782,287

Health Care — 4.7%

Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	473	$472,723
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	125	124,844
Term Loan, 8.50%, Maturing April 4, 2017	125	124,844
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015	740	738,682
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	247	241,877
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016	405	405,571
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014	1,105	1,097,139
Term Loan, 3.99%, Maturing January 25, 2017	666	659,183
Dako (EQT Project Delphi)
Term Loan - Second Lien, 4.22%, Maturing December 12, 2016	250	209,500
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	642	644,924
DJO Finance, LLC
Term Loan, 5.24%, Maturing November 1, 2016	346	345,475
Term Loan, 6.25%, Maturing September 15, 2017	100	100,475
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018	298	281,788
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	150	151,462
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	463	464,733
Fenwal, Inc.
Term Loan, 2.74%, Maturing February 28, 2014	68	66,869
Term Loan, 2.74%, Maturing February 28, 2014	397	389,926
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	596	597,957
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017	1,091	1,076,491
Term Loan, 3.49%, Maturing May 1, 2018	1,155	1,137,678
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	675	675,831
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018	322	323,057
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	991	940,490
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	198	190,697
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	848	866,952
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	462	462,104
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	374	378,466
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016	245	244,081
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	596	581,109
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	298	297,517
Vanguard Health Holding Co II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	737	742,731
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014	924	920,603

		$15,955,779

Home Furnishings — 0.3%

National Bedding Company, LLC
Term Loan, 4.00%, Maturing November 28, 2013	965	$966,988
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(5)	85	76,188

		$1,043,176

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment — 1.0%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		999	$1,003,828
Grede, LLC
Term Loan, 7.00%, Maturing April 3, 2017		325	323,375
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		497	502,469
Kion Group GMBH
Term Loan, 4.15%, Maturing December 23, 2014	EUR	131	160,633
Term Loan, 3.65%, Maturing December 29, 2014	EUR	70	86,495
Term Loan, 4.15%, Maturing December 29, 2015	EUR	70	86,495
Term Loan, 4.15%, Maturing December 29, 2015	EUR	131	160,633
MX USA, Inc.
Term Loan, Maturing April 28, 2017(2)		100	98,500
Polypore, Inc.
Term Loan, 2.24%, Maturing July 3, 2014		791	781,959
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		200	201,250

			$3,405,637

Insurance — 1.4%

Alliant Holdings I, Inc.
Term Loan, 3.47%, Maturing August 21, 2014		467	$467,748
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		286	285,929
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		2,038	2,044,353
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		225	229,191
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		239	240,666
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		197	198,210
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		127	126,613
Term Loan, 2.97%, Maturing June 13, 2014		564	562,242
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		698	686,766

			$4,841,718

Leisure Goods / Activities / Movies — 2.6%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(2)		375	$371,250
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		1,918	1,916,240
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		273	272,938
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		522	522,183
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		968	972,821
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		497	500,487
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		515	515,358
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		1,210	1,210,948
Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		245	186,459
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(5)		225	78,660
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016		243	242,701
Term Loan, 4.00%, Maturing August 17, 2017		125	125,375
Term Loan, 4.00%, Maturing August 17, 2017		227	228,135
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		900	902,180
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		181	183,484
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		476	462,756

			$8,691,975

Lodging and Casinos — 1.1%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		402	$411,535
Ameristar Casinos, Inc.
Term Loan, Maturing April 13, 2018(2)		1,000	1,005,938
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		1,174	1,075,777
Las Vegas Sands LLC
Term Loan, 2.85%, Maturing November 23, 2016		190	187,177
Term Loan, 2.85%, Maturing November 23, 2016		941	928,223
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		100	100,266

			$3,708,916

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Nonferrous Metals / Minerals — 0.4%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		535	$536,689
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		175	176,750
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		420	420,543
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016		125	123,752

			$1,257,734

Oil and Gas — 1.1%

Citgo Petroleum Corporation
Term Loan, 9.00%, Maturing June 23, 2017		565	$576,236
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		200	203,750
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		475	470,081
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		404	390,545
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		397	400,039
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		249	249,493
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,116	1,130,410
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		24	24,393
Term Loan, 6.50%, Maturing April 20, 2017		40	39,936
Term Loan, 6.50%, Maturing April 20, 2017		301	301,384

			$3,786,267

Publishing — 1.5%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		222	$223,485
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 31, 2014	EUR	705	868,899
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		480	440,222
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014		306	92,880
Term Loan, 2.24%, Maturing August 28, 2014		728	220,834
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		96	96,913
Term Loan, 5.25%, Maturing November 7, 2016		1,204	1,212,164
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018		431	432,957
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		1,187	1,173,358
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		27	26,675
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		350	351,084

			$5,139,471

Radio and Television — 1.0%

Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		823	$831,500
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		125	124,843
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		195	195,274
Tyrol Acquisitions 2 SAS
Term Loan, 4.40%, Maturing January 29, 2016	EUR	250	286,940
Term Loan, 4.40%, Maturing January 29, 2016	EUR	250	286,940
Univision Communications Inc.
Term Loan, 4.49%, Maturing March 31, 2017		1,456	1,361,789
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		263	265,014

			$3,352,300

Retailers (Except Food and Drug) — 1.9%

99 Cents Only Stores
Term Loan, Maturing January 11, 2019(2)		248	$248,561
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		320	322,126
Dollar General Corporation
Term Loan, 2.99%, Maturing July 7, 2014		500	501,388
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		199	197,011
Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		369	372,358
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		347	343,901
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		339	339,291
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		463	466,316

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		1,600	$1,603,667
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		745	746,940
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		340	341,732
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		209	210,770
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		45	44,131
Term Loan, 2.80%, Maturing July 24, 2014		447	443,168
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		259	255,909

			$6,437,269

Steel — 0.0%(6)

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		149	$149,614

			$149,614

Surface Transport — 0.7%

Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,441	$1,441,261
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016		438	439,961
Term Loan, 5.00%, Maturing December 21, 2017		362	365,533

			$2,246,755

Telecommunications — 2.2%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		370	$342,169
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		349	349,943
ERC Luxembourg Holdings Limited
Term Loan, 3.28%, Maturing September 30, 2014	EUR	364	305,041
Term Loan, 3.53%, Maturing September 30, 2015	EUR	364	305,214
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		2,129	2,142,691
IPC Systems, Inc.
Term Loan, 3.28%, Maturing May 31, 2014	GBP	234	374,009
Macquarie UK Broadcast Limited
Term Loan, 3.19%, Maturing December 1, 2014	GBP	219	324,113
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,187	1,178,097
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		174	173,796
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		350	351,313
Telesat, LLC
Term Loan, 4.25%, Maturing March 26, 2019		675	675,317
Windstream Corporation
Term Loan, 3.16%, Maturing December 17, 2015		836	838,296

			$7,359,999

Utilities — 0.8%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		495	$497,217
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		199	198,965
Term Loan, 4.50%, Maturing April 2, 2018		545	545,814
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		868	871,355
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		851	468,430

			$2,581,781

Total Senior Floating-Rate Interests
(identified cost $151,000,554)			$150,558,991

Collateralized Mortgage Obligations — 9.0%

		Principal
		Amount
Security		(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29		$3,048	$3,327,029
Series 2167, Class BZ, 7.00%, 6/15/29		1,842	1,970,246
Series 2182, Class ZB, 8.00%, 9/15/29		2,599	2,997,571
Series 2770, (Interest Only), Class SH, 6.86%, 3/15/34(7)(8)		6,739	1,328,958
Series 3871, (Interest Only), Class MS, 6.96%, 6/15/41(7)(8)		5,001	983,463

			$10,607,267

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19		$104	$120,764
Series 1991-122, Class N, 7.50%, 9/25/21		354	402,960
Series 1993-84, Class M, 7.50%, 6/25/23		2,982	3,447,136
Series 1994-42, Class K, 6.50%, 4/25/24		972	1,098,891
Series 1997-28, Class ZA, 7.50%, 4/20/27		917	1,090,151

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 1997-38, Class N, 8.00%, 5/20/27	$826	$989,378
Series 2006-42, (Interest Only), Class PI, 6.351%, 6/25/36(7)(8)	9,746	1,583,228
Series 2006-72, (Interest Only), Class GI, 6.341%, 8/25/36(7)(8)	14,834	2,307,646
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(8)	12,114	868,861
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(8)	8,432	1,379,883
Series 2010-109, (Interest Only), Class PS, 6.361%, 10/25/40(7)(8)	19,989	2,729,086
Series 2010-147, (Interest Only), Class KS, 5.711%, 1/25/41(7)(8)	17,579	2,612,218
Series G-33, Class PT, 7.00%, 10/25/21	1,047	1,161,547

		$19,791,749

Total Collateralized Mortgage Obligations
(identified cost $28,435,005)		$30,399,016

Commercial Mortgage-Backed Securities — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value

CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	$835	$835,470
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(9)	595	642,614
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(10)	160	162,702
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(9)	1,250	1,338,209
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(9)	1,250	1,349,656
JPMCC, Series 2010-C2, Class C, 5.713%, 11/15/43(9)(10)	500	527,616
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(9)	1,000	1,024,640
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	500	526,202
RBSCF, Series 2010-MB1, Class C, 4.831%, 4/15/24(9)(10)	675	701,912
WBCMT, Series 2004-C12, Class A4, 5.495%, 7/15/41(9)	1,225	1,318,513
WFCM, Series 2010-C1, Class C, 5.774%, 11/15/43(9)(10)	500	538,672

Total Commercial Mortgage-Backed Securities
(identified cost $8,089,891)		$8,966,206

Mortgage Pass-Throughs — 38.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.915%, with maturity at 2035(11)	$4,944	$5,207,708
5.00%, with various maturities to 2023(12)	6,678	7,225,302
6.00%, with various maturities to 2029	4,856	5,599,232
6.15%, with maturity at 2027	1,434	1,680,378
6.50%, with various maturities to 2032	14,973	17,123,096
7.00%, with various maturities to 2035	8,076	9,568,745
7.50%, with various maturities to 2035	3,675	4,379,054
8.00%, with various maturities to 2032	3,901	4,664,666
8.50%, with various maturities to 2031	4,046	5,025,468
9.00%, with maturity at 2031	395	506,977
9.50%, with various maturities to 2022	257	298,159
11.50%, with maturity at 2019	306	331,007

		$61,609,792

Federal National Mortgage Association:
5.50%, with various maturities to 2029	$2,649	$2,990,094
6.00%, with maturity at 2023	3,917	4,381,842
6.324%, with maturity at 2032(11)	2,176	2,366,602
6.50%, with various maturities to 2036	11,477	13,108,231
7.00%, with various maturities to 2033	13,577	16,046,510
7.50%, with various maturities to 2031	8,663	10,395,338
8.00%, with various maturities to 2029	2,200	2,622,177
8.50%, with various maturities to 2027	520	622,659
9.00%, with various maturities to 2029	1,163	1,425,563
9.50%, with maturity at 2014	9	9,658
10.00%, with various maturities to 2031	883	1,025,119

		$54,993,793

Government National Mortgage Association:
7.50%, with maturity at 2025	$3,851	$4,543,455
8.00%, with various maturities to 2027	4,334	5,400,929
9.00%, with various maturities to 2026	2,155	2,721,623
9.50%, with maturity at 2025	319	387,418
11.00%, with maturity at 2018	299	335,534

		$13,388,959

Total Mortgage Pass-Throughs
(identified cost $120,433,953)		$129,992,544

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.216%, 7/17/19(13)		$500	$380,355

Total Asset-Backed Securities
(identified cost $500,000)			$380,355

U.S. Government Agency Obligations — 1.8%

		Principal
		Amount
Security		(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
6.75%, 3/15/31		$4,000	$5,931,916

Total U.S. Government Agency Obligations
(identified cost $5,746,855)			$5,931,916

Corporate Bonds & Notes — 0.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Chemicals and Plastics — 0.0%(6)

Ineos US Finance PLC
7.50%, 5/1/20(10)		$150	$150,000

			$150,000

Lodging and Casinos — 0.1%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(10)		$350	$361,375

			$361,375

Utilities — 0.4%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(10)		$575	$618,125
7.875%, 1/15/23(10)		675	730,688

			$1,348,813

Total Corporate Bonds & Notes
(identified cost $1,750,000)			$1,860,188

Foreign Corporate Bonds & Notes — 0.8%

		Principal
		Amount
Security		(000’s omitted)	Value

Chile — 0.8%

JPMorgan Chilean Inflation Linked Note
3.80%, 11/17/15(14)		$2,519	$2,672,225

Total Chile
(identified cost $2,000,000)			$2,672,225

Total Foreign Corporate Bonds & Notes
(identified cost $2,000,000)			$2,672,225

Foreign Government Bonds — 18.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Albania — 0.4%

Republic of Albania, 7.50%, 11/4/15	EUR	1,000	$1,242,624

Total Albania			$1,242,624

Bermuda — 0.2%

Government of Bermuda, 5.603%, 7/20/20(10)	USD	619	$709,942

Total Bermuda			$709,942

Brazil — 1.0%

Nota do Tesouro Nacional, 6.00%, 5/15/15(14)	BRL	5,991	$3,354,457

Total Brazil			$3,354,457

Chile — 0.4%

Government of Chile, 6.00%, 3/1/18	CLP	580,000	$1,220,815

Total Chile			$1,220,815

Congo — 0.5%

Republic of Congo, 3.00%, 6/30/29(15)	USD	2,270	$1,792,944

Total Congo			$1,792,944

Dominican Republic — 1.0%

Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(16)	DOP	31,000	$792,268
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(16)	DOP	94,600	2,427,176

Total Dominican Republic			$3,219,444

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 0.2%

Georgia Treasury Bond, 9.10%, 12/8/13	GEL	200	$124,605
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	900	601,088

Total Georgia			$725,693

Hungary — 1.0%

National Bank of Hungary, 8.875%, 11/1/13	USD	370	$384,480
Republic of Hungary, 3.50%, 7/18/16	EUR	437	501,002
Republic of Hungary, 4.375%, 7/4/17	EUR	1,532	1,771,987
Republic of Hungary, 4.50%, 1/29/14	EUR	537	690,995

Total Hungary			$3,348,464

Mexico — 0.2%

Mexican Bonos, 7.00%, 6/19/14	MXN	9,645	$778,720

Total Mexico			$778,720

Philippines — 0.7%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	98,000	$2,439,295

Total Philippines			$2,439,295

Romania — 0.4%

Romania Government International Bond, 6.75%, 2/7/22(10)	USD	1,400	$1,473,791

Total Romania			$1,473,791

Serbia — 3.0%

Serbia Treasury Bill, 0.00%, 8/9/12	RSD	115,840	$1,329,828
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	171,270	1,946,720
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	194,870	2,214,967
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	223,410	2,466,612
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	1,030	11,170
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	24,850	263,712
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	25,400	268,567
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	18,870	199,042
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	30,290	317,947
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	32,560	304,860
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	60,770	647,353

Total Serbia			$9,970,778

South Africa — 3.4%

Republic of South Africa, 2.50%, 1/31/17(14)	ZAR	14,657	$2,048,668
Republic of South Africa, 2.60%, 3/31/28(14)	ZAR	15,982	2,158,186
Republic of South Africa, 2.75%, 1/31/22(14)	ZAR	3,182	443,759
Republic of South Africa, 5.50%, 12/7/23(14)	ZAR	2,858	503,744
Republic of South Africa, 6.50%, 6/2/14	USD	5,854	6,483,305

Total South Africa			$11,637,662

Sri Lanka — 0.3%

Republic of Sri Lanka, 6.25%, 10/4/20(15)	USD	390	$398,775
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	57,840	436,156
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	44,530	339,076

			$1,174,007

Turkey — 2.8%

Turkey Government Bond, 0.00%, 8/8/12	TRY	1,124	$625,043
Turkey Government Bond, 0.00%, 11/7/12	TRY	9,145	4,960,828
Turkey Government Bond, 3.00%, 1/6/21(14)	TRY	7,249	4,005,894

Total Turkey			$9,591,765

Uruguay — 1.3%

Monetary Regulation Bill, 0.00%, 8/15/13	UYU	12,600	$562,084
Republic of Uruguay, 4.375%, 12/15/28(14)	UYU	64,117	3,661,953

Total Uruguay			$4,224,037

Venezuela — 1.5%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(15)	USD	3,383	$2,435,760
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(15)	USD	650	554,125
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(15)	USD	1,919	1,909,405

Total Venezuela			$4,899,290

Total Foreign Government Bonds
(identified cost $60,982,945)			$61,803,728

Common Stocks — 0.8%

Security		Shares	Value

Affinity Gaming, LLC(5)(17)(18)		23,498	$138,639
Buffets, Inc.(5)(17)(18)		6,477	0
Dayco Products, LLC(17)(18)		8,898	313,655
Euramax International, Inc.(5)(17)(18)		234	70,110
Ion Media Networks, Inc.(5)(17)(18)		1,357	1,085,600
MediaNews Group, Inc.(5)(17)(18)		3,023	60,490
Metro-Goldwyn-Mayer Holdings, Inc.(17)(18)		19,828	541,528
New Young Broadcasting Holding Co., Inc.(17)(18)		126	379,575
Oreck Corp.(5)(17)(18)		1,510	92,337

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

SuperMedia, Inc.(17)(18)	1,346	$2,315
United Subcontractors, Inc.(5)(17)(18)	154	10,986

Total Common Stocks
(identified cost $1,574,231)		$2,695,235

Warrants — 0.0%

Security	Shares	Value

United States — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(5)(17)(18)	1,636	$0
Oriental Trading Co., Inc., Expires 2/11/16(5)(17)(18)	1,795	0

Total Warrants
(identified cost $0)		$0

Precious Metals — 2.1%

Description	Troy Ounces	Value

Gold(17)	1,983	$3,303,614
Platinum(17)	2,364	3,705,318

Total Precious Metals
(identified cost $6,775,524)		$7,008,932

Currency Options Purchased — 0.0%(6)

	Principal
	Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Australian Dollar Put Option	AUD	580	AUD	1.00	8/8/12	$6,801
Australian Dollar Put Option	AUD	580	AUD	1.00	8/8/12	6,802
Australian Dollar Put Option	AUD	1,840	AUD	1.00	8/8/12	21,578
Australian Dollar Put Option	AUD	2,580	AUD	1.00	8/8/12	30,256
Euro Put Option	EUR	11,837	EUR	1.17	5/3/12	0

Total Currency Options Purchased
(identified cost $668,884)						$65,437

Short-Term Investments — 17.8%

Foreign Government Securities — 8.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 1.4%

Croatia Treasury Bill, 0.00%, 5/17/12	EUR	260	$343,688
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	582	768,558
Croatia Treasury Bill, 0.00%, 6/14/12	EUR	956	1,260,642
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	360	474,018
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	260	337,486
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	417	540,363
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	233	298,459
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	239	305,481
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	350	447,344

Total Croatia			$4,776,039

Georgia — 0.1%

Georgia Treasury Bill, 0.00%, 5/17/12	GEL	330	$201,466
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	137	81,848

Total Georgia			$283,314

Malaysia — 1.8%

Bank Negara Monetary Note, 0.00%, 5/22/12	MYR	1,669	$550,724
Bank Negara Monetary Note, 0.00%, 5/24/12	MYR	3,054	1,007,575
Bank Negara Monetary Note, 0.00%, 6/14/12	MYR	3,472	1,143,919
Bank Negara Monetary Note, 0.00%, 6/26/12	MYR	3,998	1,315,963
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	4,907	1,610,572
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	1,565	513,376

Total Malaysia			$6,142,129

Nigeria — 1.2%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	64,000	$383,183
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	152,000	904,523
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	29,000	169,571
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	72,990	417,488
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	166,900	942,860
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	150,288	843,571
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	74,422	413,552

Total Nigeria			$4,074,748

Philippines — 0.5%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	890	$21,079
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	3,130	74,072
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	29,310	692,872

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Philippines (continued)

Philippine Treasury Bill, 0.00%, 8/22/12	PHP	35,920	$845,003

Total Philippines			$1,633,026

Romania — 0.5%

Romania Treasury Bill, 0.00%, 5/2/12	RON	2,420	$721,806
Romania Treasury Bill, 0.00%, 6/20/12	RON	480	142,323
Romania Treasury Bill, 0.00%, 7/11/12	RON	440	130,116
Romania Treasury Bill, 0.00%, 1/16/13	RON	2,540	732,621

Total Romania			$1,726,866

Serbia — 0.3%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	29,000	$339,138
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	58,780	681,207

Total Serbia			$1,020,345

Slovakia — 0.6%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	1,500	$1,982,572

Total Slovakia			$1,982,572

Sri Lanka — 2.0%

Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	200,370	$1,540,150
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	230,890	1,741,623
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	135,510	1,015,569
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	61,320	451,516
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	64,920	477,441
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	35,800	263,020
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	48,290	352,780
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	99,460	706,575
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	33,690	236,072

Total Sri Lanka			$6,784,746

Uruguay — 0.1%

Monetary Regulation Bill, 0.00%, 8/24/12	UYU	3,025	$148,633

Total Uruguay			$148,633

Total Foreign Government Securities
(identified cost $29,871,286)			$28,572,418

U.S. Treasury Obligations — 2.0%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12(12)		$6,686	$6,685,732

Total U.S. Treasury Obligations
(identified cost $6,685,786)			$6,685,732

Repurchase Agreements — 3.7%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/3/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 1,317,259, collateralized by EUR 1,192,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,745,263.	EUR	1,317	$1,743,525
Dated 4/13/12 with a maturity date of 5/18/12, an interest rate of 0.50% payable by the Fund and repurchase proceeds of $357,051, collateralized by $380,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $369,128.	USD	357	357,200
Dated 4/30/12 with a maturity date of 6/4/12, an interest rate of 0.05% and repurchase proceeds of EUR 2,831,672, collateralized by EUR 2,580,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $3,738,099.	EUR	2,832	3,748,124
Barclay’s Bank PLC:
Dated 4/23/12 with a maturity date of 5/28/12, an interest rate of 0.05% and repurchase proceeds of EUR 1,516,055, collateralized by EUR 1,450,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,056,560.	EUR	1,516	2,006,714
Citibank NA:
Dated 4/18/12 with a maturity date of 5/23/12, an interest rate of 0.05% and repurchase proceeds of EUR 1,973,746, collateralized by EUR 1,869,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,650,834.	EUR	1,974	2,612,540

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Description		(000’s omitted)	Value

Nomura International PLC:
Dated 3/28/12 with a maturity date of 5/30/12, an interest rate of 0.10% and repurchase proceeds of EUR 1,640,724, collateralized by EUR 1,550,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $2,203,711.	EUR	1,640	$2,171,459

Total Repurchase Agreements
(identified cost $12,615,746)			$12,639,562

Other — 3.6%

		Interest/
		Principal
		Amount
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(19)		$10,926	$10,925,538
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12		1,423	1,422,805

Total Other
(identified cost $12,348,343)			$12,348,343

Total Short-Term Investments
(identified cost $61,521,161)			$60,246,055

Total Investments — 137.0%
(identified cost $449,479,003)			$462,580,828

Less Unfunded Loan Commitments — (0.0)%(6)			$(32,143)

Net Investments — 137.0%
(identified cost $449,446,860)			$462,548,685

Other Assets, Less Liabilities — (37.0)%			$(124,939,356)

Net Assets — 100.0%			$337,609,329

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
GCCFC	- Greenwich Capital Commercial Funding Corp.
GECMC	- General Electric Commercial Mortgage Corp.
GSMS	- Goldman Sachs Mortgage Securities Corp. II
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
MSC	- Morgan Stanley Capital I
RBSCF	- Royal Bank of Scotland Commercial Funding
WBCMT	- Wachovia Bank Commercial Mortgage Trust
WFCM	- Wells Fargo Commercial Mortgage Trust
AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Amount is less than 0.05%.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(9)	Weighted average fixed-rate coupon that changes/updates monthly.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $5,974,823 or 1.8% of the Fund’s net assets.

(11)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(13)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(16)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(17)	Non-income producing.

(18)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(19)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short
Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value

Belarus

Republic of Belarus, 8.75%, 8/3/15(15)		$(380)	$(361,000)

Total Belarus			$(361,000)

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(1,550)	$(2,158,935)

Total Belgium			$(2,158,935)

France

Government of France, 3.75%, 4/25/17	EUR	(2,580)	$(3,736,000)
Government of France, 3.75%, 10/25/19	EUR	(1,192)	(1,715,193)
Government of France, 4.00%, 10/25/38	EUR	(3,319)	(4,618,086)

Total France			$(10,069,279)

Total Foreign Government Bonds
(proceeds $12,781,577)			$(12,589,214)

Total Securities Sold Short
(proceeds $12,781,577)			$(12,589,214)

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $431,745,798)	$444,614,215
Affiliated investment, at value (identified cost, $10,925,538)	10,925,538
Precious metals, at value (identified cost, $6,775,524)	7,008,932

Total Investments, at value (identified cost, $449,446,860)	$462,548,685

Cash	$1,492,464
Foreign currency, at value (identified cost, $717,631)	711,980
Interest receivable	2,739,745
Interest receivable from affiliated investment	596
Receivable for investments sold	4,243,769
Receivable for open forward foreign currency exchange contracts	1,498,190
Receivable for closed forward foreign currency exchange contracts	197,281
Receivable for open swap contracts	3,139,735
Premium paid on open swap contracts	2,490,948
Tax reclaims receivable	16,984
Prepaid expenses and other assets	140,140

Total assets	$479,220,517

Liabilities

Notes payable	$107,000,000
Payable for investments purchased	19,261,503
Payable for variation margin on open futures contracts	13,074
Payable for open forward commodity contracts	49,117
Payable for open forward foreign currency exchange contracts	968,294
Payable for closed forward foreign currency exchange contracts	122,661
Payable for open swap contracts	660,704
Premium received on open swap contracts	99,701
Payable for securities sold short, at value (proceeds, $12,781,577)	12,589,214
Payable to affiliates:
Investment adviser fee	322,189
Trustees’ fees	1,163
Interest payable for securities sold short	177,265
Accrued expenses	346,303

Total liabilities	$141,611,188

Net Assets	$337,609,329

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 18,886,596 shares issued and outstanding	$188,866
Additional paid-in capital	353,111,691
Accumulated net realized loss	(30,058,862)
Accumulated distributions in excess of net investment income	(1,679,199)
Net unrealized appreciation	16,046,833

Net Assets	$337,609,329

Net Asset Value

($337,609,329 ÷ 18,886,596 common shares issued and outstanding)	$17.88

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $50,966)	$11,213,771
Interest allocated from affiliated investment	2,977
Expenses allocated from affiliated investment	(487)

Total investment income	$11,216,261

Expenses

Investment adviser fee	$2,088,524
Trustees’ fees and expenses	7,186
Custodian fee	320,755
Transfer and dividend disbursing agent fees	9,577
Legal and accounting services	94,419
Printing and postage	75,483
Interest expense and fees	639,980
Interest expense on securities sold short	244,903
Miscellaneous	52,141

Total expenses	$3,532,968

Deduct —
Reduction of investment adviser fee	$230,113
Reduction of custodian fee	84

Total expense reductions	$230,197

Net expenses	$3,302,771

Net investment income	$7,913,490

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(835,460)
Investment transactions allocated from affiliated investment	59
Securities sold short	110,183
Futures contracts	572,281
Swap contracts	(992,301)
Forward commodity contracts	(271,731)
Foreign currency and forward foreign currency exchange contract transactions	3,651,562

Net realized gain	$2,234,593

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $184,148 from precious metals)	$2,578,777
Securities sold short	(7,386)
Futures contracts	(272,225)
Swap contracts	529,097
Forward commodity contracts	345,498
Foreign currency and forward foreign currency exchange contracts	(1,678,447)

Net change in unrealized appreciation (depreciation)	$1,495,314

Net realized and unrealized gain	$3,729,907

Net increase in net assets from operations	$11,643,397

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$7,913,490	$15,526,977
Net realized gain (loss) from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	2,234,593	(803,422)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	1,495,314	(1,723,240)

Net increase in net assets from operations	$11,643,397	$13,000,315

Distributions to shareholders —
From net investment income	$(10,198,762)	$(21,908,451)

Total distributions	$(10,198,762)	$(21,908,451)

Net increase (decrease) in net assets	$1,444,635	$(8,908,136)

Net Assets

At beginning of period	$336,164,694	$345,072,830

At end of period	$337,609,329	$336,164,694

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,679,199)	$606,073

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2012

Net increase in net assets from operations	$11,643,397
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(121,554,539)
Investments sold and principal repayments	105,920,650
Increase in short-term investments, excluding foreign government securities	(6,947,533)
Net amortization/accretion of premium (discount)	(1,043,111)
Decrease in restricted cash	430,000
Increase in interest receivable	(256,551)
Increase in interest receivable from affiliated investment	(100)
Increase in receivable for investments sold	(754,851)
Decrease in receivable for variation margin on open futures contracts	126,400
Decrease in receivable for open forward foreign currency exchange contracts	1,404,978
Increase in receivable for closed forward foreign currency exchange contracts	(21,787)
Increase in receivable for open swap contracts	(189,560)
Increase in premium paid on open swap contracts	(339,971)
Decrease in tax reclaims receivable	26,569
Decrease in prepaid expenses and other assets	23
Increase in payable for investments purchased	12,708,838
Increase in payable for variation margin on open futures contracts	13,074
Decrease in payable for open forward commodity contracts	(345,498)
Increase in payable for open forward foreign currency exchange contracts	211,313
Increase in payable for closed forward foreign currency exchange contracts	108,393
Decrease in payable for open swap contracts	(339,537)
Increase in premium received on open swap contracts	90,264
Increase in payable for securities sold short, at value	561,885
Increase in payable to affiliate for investment adviser fee	16,106
Increase in payable to affiliate for Trustees’ fees	214
Increase in interest payable for securities sold short	86,074
Decrease in accrued expenses	(82,659)
Increase in unfunded loan commitments	32,143
Net change in unrealized (appreciation) depreciation from investments	(2,578,777)
Net realized loss from investments	835,401

Net cash used in operating activities	$(238,752)

Cash Flows From Financing Activities

Distributions paid, net of reinvestments	$(10,198,762)
Proceeds from notes payable	38,000,000
Repayment of notes payable	(29,000,000)

Net cash used in financing activities	$(1,198,762)

Net decrease in cash*	$(1,437,514)

Cash at beginning of period(1)	$3,641,958

Cash at end of period(1)	$2,204,444

Supplemental disclosure of cash flow information

Cash paid for interest and fees	$813,947

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(14,907).

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Consolidated Financial Highlights

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$17.800		$18.270	$17.660	$14.970	$18.510	$18.420

Income (Loss) From Operations

Net investment income(1)	$0.419		$0.822	$1.051	$1.130	$1.147	$1.129
Net realized and unrealized gain (loss)	0.201		(0.132)	0.639	2.670	(3.321)	0.381

Total income (loss) from operations	$0.620		$0.690	$1.690	$3.800	$(2.174)	$1.510

Less Distributions

From net investment income	$(0.540)		$(1.160)	$(1.080)	$(1.001)	$(1.366)	$(1.420)
Tax return of capital	—		—	—	(0.109)	—	—

Total distributions	$(0.540)		$(1.160)	$(1.080)	$(1.110)	$(1.366)	$(1.420)

Net asset value — End of period	$17.880		$17.800	$18.270	$17.660	$14.970	$18.510

Market value — End of period	$16.920		$16.350	$17.600	$15.570	$12.620	$16.500

Total Investment Return on Net Asset Value(2)	3.74	%(3)	4.35%	10.26%	28.04%	(11.57)%	8.82%

Total Investment Return on Market Value(2)	6.87	%(3)	(0.51)%	20.48%	33.90%	(16.36)%	0.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$337,609		$336,165	$345,073	$333,484	$282,735	$349,620
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.38%	1.27%	1.22%	1.15%	1.14%
Interest and fee expense(6)	0.53	%(5)	0.51%	0.46%	0.41%	0.06%	—
Total expenses(4)	1.98	%(5)	1.89%	1.73%	1.63%	1.21%	1.14%
Net investment income	4.74	%(5)	4.52%	5.81%	7.17%	6.54%	6.12%
Portfolio Turnover	18	%(3)	35%	21%	32%	31%	114%

Senior Securities:
Total notes payable outstanding (in 000’s)	$107,000		$98,000	$98,000	$111,000	$70,900	$—
Asset coverage per $1,000 of notes payable(7)	$4,155		$4,430	$4,521	$4,004	$4,988	$—

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	Interest expense relates to borrowings for the purpose of financial leverage (see Note 8) and securities sold short.
(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of seeking capital appreciation to the extent consistent with its primary goal.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $12,350,469 or 3.7% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

forward rates provided by broker/dealers. Interest rate and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $29,731,156 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($2,603,915), October 31, 2014 ($1,684,823), October 31, 2016 ($17,966,463), October 31, 2017 ($738,126), October 31, 2018 ($5,165,932) and October 31, 2019 ($1,571,897). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

G Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2012, the Fund had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Forward Foreign Currency Exchange and Forward Commodity Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 7 and 10. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements — A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Securities Sold Short — A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Fund is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

R Consolidated Statement of Cash Flows — The cash amount shown in the Consolidated Statement of Cash Flows of the Fund is the amount included in the Fund’s Consolidated Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

S Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions to shareholders and to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary each pay EVM a fee at an annual rate of 0.75% of its respective average daily total leveraged assets (excluding its interest in the Subsidiary in the case of the Fund), subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent net assets plus liabilities or obligations attributable to investment leverage and the notional value of long and short forward currency contracts, futures contracts and swaps held by the Fund. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked to market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.

The advisory agreements provide that if investment leverage exceeds 40% of the Fund’s total leveraged assets, EVM will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2012, the Fund’s investment leverage was 48% of its total leveraged assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Fund’s investment adviser fee amounted to $2,088,524 or 0.65% (annualized) of the Fund’s average daily total leveraged assets and 1.25% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average daily total leveraged assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average daily total leveraged assets in year six, 0.10% in year seven and 0.05% in year eight. The Fund concluded its first seven full years of operations on February 28, 2012. Pursuant to this agreement, EVM waived $230,113 of its investment adviser fee for the six months ended April 30, 2012.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$56,806,536	$55,971,332
U.S. Government and Agency Securities	32,384,075	13,400,956

	$89,190,611	$69,372,288

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended April 30, 2012 and year ended October 31, 2011.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$451,465,013

Gross unrealized appreciation	$18,985,549
Gross unrealized depreciation	(7,901,877)

Net unrealized appreciation	$11,083,672

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Commodity Contracts(1)
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/27/12	Gold 1,387 Troy Ounces	United States Dollar 2,264,186	Citibank NA	$(49,117)

				$(49,117)

(1)	Non-deliverable contract that is settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/12	Euro 547,437	United States Dollar 724,259	Australia and New Zealand Banking Group Limited	$(382)
5/2/12	Romanian Leu 2,420,000	Euro 548,691	Goldman Sachs International	4,398
5/7/12	Euro 2,940,000	United States Dollar 3,920,946	Bank of America	29,208
5/7/12	Taiwan Dollar 30,481,000	United States Dollar 1,032,624	Barclays Bank PLC	(11,561)
5/7/12	Taiwan Dollar 33,090,000	United States Dollar 1,125,893	Nomura International PLC	(7,668)
5/9/12	South African Rand 42,935,489	United States Dollar 5,455,104	Standard Bank	(63,465)
5/11/12	Sri Lankan Rupee 200,370,000	United States Dollar 1,777,906	Standard Chartered Bank	235,935
5/14/12	Euro 6,653,000	United States Dollar 8,701,592	Goldman Sachs International	(105,352)
5/17/12	Euro 260,000	United States Dollar 341,713	Standard Chartered Bank	(2,468)
5/18/12	Euro 4,731,667	United States Dollar 6,205,581	Australia and New Zealand Banking Group Limited	(58,083)
5/18/12	Euro 7,285,064	United States Dollar 9,553,634	Bank of America	(90,155)
5/29/12	Euro 1,730,000	United States Dollar 2,282,078	Goldman Sachs International	(8,149)
5/31/12	British Pound Sterling 450,000	United States Dollar 730,200	JPMorgan Chase Bank	25
5/31/12	British Pound Sterling 145,148	United States Dollar 229,624	JPMorgan Chase Bank	(5,894)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	Euro 5,564,522	United States Dollar 7,460,410	Citibank NA	$93,872
5/31/12	Euro 175,915	United States Dollar 231,226	Nomura International PLC	(1,658)
5/31/12	Euro 582,000	United States Dollar 777,863	Standard Chartered Bank	7,388
5/31/12	Swiss Franc 3,650,000	Euro 3,038,375	Australia and New Zealand Banking Group Limited	(253)
6/4/12	Taiwan Dollar 14,553,000	United States Dollar 492,737	Australia and New Zealand Banking Group Limited	(7,882)
6/4/12	Taiwan Dollar 13,177,000	United States Dollar 446,149	Barclays Bank PLC	(7,137)
6/4/12	Taiwan Dollar 11,692,000	United States Dollar 395,829	Citibank NA	(6,372)
6/4/12	Taiwan Dollar 13,068,000	United States Dollar 442,413	JPMorgan Chase Bank	(7,122)
6/8/12	Croatian Kuna 1,629,200	Euro 211,639	Citibank NA	(7,302)
6/12/12	Yuan Renminbi 7,490,000	United States Dollar 1,182,787	Barclays Bank PLC	(3,734)
6/14/12	Euro 956,000	United States Dollar 1,247,953	Deutsche Bank	(17,730)
6/15/12	South African Rand 24,093,821	United States Dollar 3,147,870	Deutsche Bank	67,739
6/19/12	Croatian Kuna 1,916,900	Euro 251,430	Citibank NA	(5,225)
6/19/12	Taiwan Dollar 48,653,000	United States Dollar 1,649,450	Australia and New Zealand Banking Group Limited	(25,541)
6/19/12	Taiwan Dollar 24,367,000	United States Dollar 825,972	Citibank NA	(12,918)
6/19/12	Taiwan Dollar 20,107,000	United States Dollar 681,616	Credit Suisse International	(10,613)
6/22/12	South African Rand 11,284,418	United States Dollar 1,475,948	Goldman Sachs International	34,828
6/25/12	Taiwan Dollar 30,696,000	United States Dollar 1,041,920	JPMorgan Chase Bank	(15,199)
6/25/12	Taiwan Dollar 32,311,000	United States Dollar 1,096,552	Nomura International PLC	(16,185)
6/25/12	Taiwan Dollar 29,957,000	United States Dollar 1,016,836	Standard Chartered Bank	(14,833)
6/28/12	Euro 360,000	United States Dollar 480,953	Deutsche Bank	4,298
6/29/12	British Pound Sterling 394,736	United States Dollar 626,259	Goldman Sachs International	(14,133)
7/11/12	Euro 1,500,000	United States Dollar 2,019,525	Deutsche Bank	33,273

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

7/13/12	Japanese Yen 338,000,000	United States Dollar 4,182,754	Goldman Sachs International	$(53,573)
7/13/12	Sri Lankan Rupee 230,890,000	United States Dollar 2,048,713	Standard Chartered Bank	303,709
7/30/12	Russian Ruble 6,014,000	United States Dollar 190,467	Citibank NA	(11,603)
7/30/12	Russian Ruble 10,695,000	United States Dollar 338,717	Credit Suisse International	(20,633)
7/30/12	Russian Ruble 13,291,000	United States Dollar 420,964	Nomura International PLC	(25,612)
7/31/12	British Pound Sterling 680,769	United States Dollar 1,101,723	HSBC Bank USA	(2,504)
8/2/12	Brazilian Real 2,869,000	United States Dollar 1,496,141	Barclays Bank PLC	16,512
8/2/12	Brazilian Real 3,221,600	United States Dollar 1,680,017	State Street Bank and Trust Co.	18,542
10/23/12	Croatian Kuna 2,415,000	Euro 311,131	Barclays Bank PLC	(10,134)
10/29/12	Russian Ruble 11,310,000	United States Dollar 353,189	Deutsche Bank	(22,031)
10/29/12	Russian Ruble 13,033,000	United States Dollar 406,900	HSBC Bank USA	(25,482)
10/29/12	Russian Ruble 5,657,000	United States Dollar 176,616	Standard Chartered Bank	(11,061)
11/15/12	Euro 260,000	United States Dollar 352,867	Goldman Sachs International	8,125
11/29/12	Euro 417,000	United States Dollar 559,531	Standard Chartered Bank	6,506
1/17/13	Croatian Kuna 2,303,668	Euro 296,025	Barclays Bank PLC	(7,649)
1/18/13	Sri Lankan Rupee 99,460,000	United States Dollar 828,833	HSBC Bank USA	102,787
2/28/13	Euro 233,000	United States Dollar 312,063	Standard Chartered Bank	2,653
3/8/13	Sri Lankan Rupee 33,690,000	United States Dollar 260,054	HSBC Bank USA	16,268
3/14/13	Euro 239,000	United States Dollar 312,643	Deutsche Bank	(4,798)
4/4/13	Euro 350,000	United States Dollar 467,980	Barclays Bank PLC	2,968

				$266,940

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/9/12	New Turkish Lira 2,551,673	United States Dollar 1,421,453	Deutsche Bank	$29,249
5/9/12	Philippine Peso 41,270,000	United States Dollar 973,854	Credit Suisse International	3,666
5/9/12	Romanian Leu 3,493,710	Euro 791,632	Goldman Sachs International	(6,261)
5/11/12	Polish Zloty 1,673,299	Euro 399,594	Standard Chartered Bank	1,288
5/14/12	Indian Rupee 41,676,000	United States Dollar 806,697	Australia and New Zealand Banking Group Limited	(17,503)
5/14/12	Indian Rupee 48,500,000	United States Dollar 945,543	Barclays Bank PLC	(27,126)
5/14/12	Indian Rupee 53,606,000	United States Dollar 1,044,884	Credit Suisse International	(29,778)
5/14/12	Philippine Peso 20,870,000	United States Dollar 488,164	Barclays Bank PLC	6,171
5/14/12	Philippine Peso 27,000,000	United States Dollar 628,931	BNP Paribas SA	10,603
5/14/12	Philippine Peso 25,600,000	United States Dollar 596,459	JPMorgan Chase Bank	9,914
5/14/12	Singapore Dollar 5,317,000	United States Dollar 4,221,952	Standard Chartered Bank	74,661
5/14/12	Yuan Renminbi 8,227,000	United States Dollar 1,303,597	Barclays Bank PLC	1,391
5/14/12	Yuan Renminbi 862,950	United States Dollar 136,889	Deutsche Bank	(6)
5/14/12	Yuan Renminbi 706,050	United States Dollar 111,983	Goldman Sachs International	13
5/15/12	Philippine Peso 14,460,000	United States Dollar 338,602	Deutsche Bank	3,905
5/16/12	Philippine Peso 21,000,000	United States Dollar 492,380	Australia and New Zealand Banking Group Limited	5,039
5/16/12	Philippine Peso 21,000,000	United States Dollar 492,380	Barclays Bank PLC	5,039
5/16/12	Polish Zloty 8,361,848	Euro 1,999,063	Citibank NA	2,034
5/21/12	Hong Kong Dollar 50,198,000	United States Dollar 6,474,864	Bank of America	(4,511)
5/23/12	Croatian Kuna 1,353,510	Euro 180,000	Barclays Bank PLC	633
5/23/12	Croatian Kuna 2,180,510	Euro 290,000	Citibank NA	995
5/23/12	Croatian Kuna 1,203,264	Euro 160,000	Credit Suisse International	588
5/29/12	South Korean Won 524,790,000	United States Dollar 458,853	Australia and New Zealand Banking Group Limited	4,720

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/29/12	South Korean Won 512,460,000	United States Dollar 448,033	HSBC Bank USA	$4,648
5/29/12	Yuan Renminbi 15,676,465	United States Dollar 2,452,206	JPMorgan Chase Bank	36,008
5/31/12	Indian Rupee 37,854,000	United States Dollar 729,821	Barclays Bank PLC	(15,266)
5/31/12	Indian Rupee 32,494,000	United States Dollar 626,481	HSBC Bank USA	(13,105)
5/31/12	Indian Rupee 36,316,000	United States Dollar 700,034	Nomura International PLC	(14,511)
5/31/12	Norwegian Krone 11,476,150	Euro 1,499,112	Barclays Bank PLC	18,557
5/31/12	Norwegian Krone 11,476,150	Euro 1,500,288	Standard Chartered Bank	17,001
6/4/12	Yuan Renminbi 4,540,000	United States Dollar 709,264	Barclays Bank PLC	10,229
6/8/12	Croatian Kuna 1,153,410	Euro 153,084	Credit Suisse International	865
6/11/12	Mexican Peso 69,998,872	United States Dollar 5,459,705	Standard Chartered Bank	(105,723)
6/11/12	South Korean Won 2,950,564,000	United States Dollar 2,594,359	Australia and New Zealand Banking Group Limited	10,247
6/11/12	South Korean Won 2,669,636,000	United States Dollar 2,347,036	BNP Paribas SA	9,581
6/12/12	Yuan Renminbi 1,165,000	United States Dollar 184,248	Deutsche Bank	304
6/15/12	Yuan Renminbi 30,114,000	United States Dollar 4,680,448	Barclays Bank PLC	89,304
6/18/12	Croatian Kuna 2,374,074	Euro 317,219	Deutsche Bank	(1,221)
6/19/12	South Korean Won 446,113,000	United States Dollar 390,625	Barclays Bank PLC	3,051
6/19/12	South Korean Won 469,465,000	United States Dollar 410,982	Citibank NA	3,301
6/19/12	South Korean Won 445,990,000	United States Dollar 390,483	Nomura International PLC	3,085
6/25/12	Polish Zloty 3,602,931	Euro 852,825	HSBC Bank USA	6,968
6/25/12	Swedish Krona 13,610,400	Euro 1,534,621	Standard Chartered Bank	(11,189)
6/27/12	South Korean Won 578,797,000	United States Dollar 505,698	Bank of America	4,898
6/27/12	South Korean Won 458,385,000	United States Dollar 400,319	JPMorgan Chase Bank	4,054
6/29/12	Yuan Renminbi 4,830,000	United States Dollar 764,603	Barclays Bank PLC	1,154

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/29/12	Yuan Renminbi 5,143,498	United States Dollar 814,296	Nomura International PLC	$1,164
7/20/12	Malaysian Ringgit 13,714,000	United States Dollar 4,453,610	Australia and New Zealand Banking Group Limited	57,216
8/7/12	Ugandan Shilling 292,047,600	United States Dollar 98,532	Standard Chartered Bank	12,209
10/29/12	Ugandan Shilling 454,244,000	United States Dollar 145,614	Citibank NA	21,317
10/29/12	Ugandan Shilling 457,198,000	United States Dollar 144,886	Standard Chartered Bank	23,131
10/31/12	Ugandan Shilling 250,079,000	United States Dollar 80,879	Standard Bank	10,955

				$262,956

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	15 Euro-Bobl	Short	$(2,484,569)	$(2,487,895)	$(3,326)
6/12	4 Euro-Schatz	Short	(584,467)	(585,605)	(1,138)
6/12	4 Japan 10-Year Bond	Short	(7,134,769)	(7,170,340)	(35,571)
6/12	47 U.S. 5-Year Treasury Note	Short	(5,798,625)	(5,818,453)	(19,828)
6/12	15 U.S. 10-Year Treasury Note	Short	(1,969,359)	(1,984,218)	(14,859)
7/12	22 Platinum	Long	1,859,823	1,729,090	(130,733)

					$(205,455)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps
							Net
	Notional		Fund				Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	HUF	117,000	Receives	6-month HUF BUBOR	7.91%	1/17/17	$(22,880)
Bank of America	ZAR	5,852	Receives	3-month ZAR JIBAR	6.86	11/17/15	(12,493)
Bank of America	ZAR	6,082	Receives	3-month ZAR JIBAR	7.18	12/15/15	(20,314)
Bank of America	ZAR	2,773	Receives	3-month ZAR JIBAR	7.26	11/16/20	2,337
Bank of America	ZAR	5,850	Receives	3-month ZAR JIBAR	7.42	11/17/20	(2,987)
Bank of America	ZAR	4,072	Receives	3-month ZAR JIBAR	7.31	11/19/20	1,853
Citibank NA	ZAR	2,659	Receives	3-month ZAR JIBAR	7.29	11/19/20	1,662
Credit Suisse International	HUF	46,530	Pays	6-month HUF BUBOR	6.93	12/16/16	1,212
Credit Suisse International	HUF	46,530	Receives	6-month HUF BUBOR	7.32	12/16/16	(4,433)
Credit Suisse International	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(11,303)
Credit Suisse International	HUF	67,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(11,019)
Deutsche Bank	HUF	69,250	Receives	6-month HUF BUBOR	7.98	1/19/17	(14,469)
Deutsche Bank	ZAR	2,073	Receives	3-month ZAR JIBAR	6.71	11/19/15	(3,034)
Deutsche Bank	ZAR	3,825	Receives	3-month ZAR JIBAR	7.26	11/16/20	3,223
Deutsche Bank	ZAR	2,467	Receives	3-month ZAR JIBAR	7.27	11/19/20	1,962
JPMorgan Chase Bank	HUF	173,000	Pays	6-month HUF BUBOR	6.93	12/19/16	4,490
JPMorgan Chase Bank	HUF	173,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(14,484)
JPMorgan Chase Bank	HUF	103,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(10,274)
JPMorgan Chase Bank	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(14,405)
JPMorgan Chase Bank	HUF	80,000	Pays	6-month HUF BUBOR	6.99	12/22/16	2,982
JPMorgan Chase Bank	HUF	80,000	Receives	6-month HUF BUBOR	7.30	12/22/16	(7,331)
JPMorgan Chase Bank	HUF	78,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(8,090)
JPMorgan Chase Bank	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(13,486)
Morgan Stanley & Co. International PLC	HUF	72,000	Pays	6-month HUF BUBOR	6.94	12/19/16	1,935
Morgan Stanley & Co. International PLC	HUF	72,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(6,028)

							$(155,374)

HUF - Hungarian Forint
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current			Net
		Notional	Contract			Market		Upfront	Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$2,608	5.00	%(1)	6/20/13	4.91%	$17,738	$(8,331)	$9,407
Argentina	Bank of America	430	5.00	(1)	6/20/13	4.91	2,922	(3,223)	(301)
Argentina	Bank of America	859	5.00	(1)	6/20/13	4.91	5,844	(6,261)	(417)
Argentina	Bank of America	437	5.00	(1)	6/20/13	4.91	2,975	(4,328)	(1,353)
Argentina	Bank of America	442	5.00	(1)	6/20/13	4.91	3,003	(4,513)	(1,510)
	Credit Suisse
Argentina	International	435	5.00	(1)	6/20/13	4.91	2,958	(1,389)	1,569
	Credit Suisse
Argentina	International	446	5.00	(1)	6/20/13	4.91	3,033	(2,382)	651

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
						Current			Net
		Notional	Contract			Market		Upfront	Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

	Credit Suisse
Argentina	International	$384	5.00	%(1)	6/20/13	4.91%	$2,612	$(2,889)	$(277)
	Credit Suisse
Argentina	International	442	5.00	(1)	6/20/13	4.91	3,006	(3,325)	(319)
Argentina	Deutsche Bank	440	5.00	(1)	6/20/13	4.91	2,993	(3,078)	(85)
Argentina	Deutsche Bank	279	5.00	(1)	6/20/13	4.91	1,899	(2,099)	(200)
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.91	3,006	(3,325)	(319)
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.91	3,003	(4,513)	(1,510)
South Africa	Bank of America	55	1.00	(1)	12/20/15	1.24	(405)	338	(67)
South Africa	Bank of America	200	1.00	(1)	12/20/15	1.24	(1,473)	1,174	(299)
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/15	1.24	(589)	546	(43)
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/15	1.24	(1,068)	999	(69)
	Credit Suisse
South Africa	International	85	1.00	(1)	12/20/15	1.24	(626)	638	12
	Credit Suisse
South Africa	International	200	1.00	(1)	12/20/15	1.24	(1,473)	1,379	(94)
South Africa	Deutsche Bank	155	1.00	(1)	12/20/15	1.24	(1,142)	1,068	(74)
	Goldman Sachs
South Africa	International	90	1.00	(1)	12/20/15	1.24	(663)	676	13
	Goldman Sachs
South Africa	International	205	1.00	(1)	12/20/15	1.24	(1,510)	1,482	(28)

							$46,043	$(41,356)	$4,687

Credit Default Swaps — Buy Protection
								Net
		Notional	Contract				Upfront	Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$17,012	$—	$17,012
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(9,637)	—	(9,637)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	35,840	(29,841)	5,999
Brazil	Bank of America	625	1.00	(1)	6/20/20	22,400	(23,534)	(1,134)
Brazil	Bank of America	680	1.00	(1)	12/20/20	27,062	(21,893)	5,169
Brazil	Bank of America	300	1.00	(1)	12/20/20	11,939	(9,448)	2,491
Brazil	Bank of America	100	1.00	(1)	12/20/20	3,980	(3,013)	967
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(34,346)	—	(34,346)
Brazil	Barclays Bank PLC	630	1.00	(1)	12/20/20	25,072	(20,756)	4,316
Brazil	Citibank NA	100	1.00	(1)	12/20/20	3,980	(3,048)	932
Brazil	Credit Suisse International	775	1.00	(1)	6/20/20	27,774	(34,483)	(6,709)
Brazil	Deutsche Bank	170	1.00	(1)	12/20/20	6,766	(5,780)	986
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	27,774	(33,044)	(5,270)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
								Net
		Notional	Contract				Upfront	Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Brazil	HSBC Bank USA	$130	1.00	%(1)	12/20/20	$5,174	$(3,962)	$1,212
Brazil	Standard Chartered Bank	130	1.00	(1)	12/20/20	5,174	(3,962)	1,212
China	Bank of America	500	1.00	(1)	3/20/17	1,293	(14,593)	(13,300)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	2,232	(22,921)	(20,689)
China	Deutsche Bank	316	1.00	(1)	3/20/17	817	(7,976)	(7,159)
China	Deutsche Bank	369	1.00	(1)	3/20/17	954	(9,314)	(8,360)
Colombia	Bank of America	410	1.00	(1)	9/20/21	13,475	(17,288)	(3,813)
Colombia	Goldman Sachs International	310	1.00	(1)	9/20/21	10,189	(12,841)	(2,652)
Colombia	HSBC Bank USA	900	1.00	(1)	9/20/21	29,579	(36,447)	(6,868)
Colombia	Morgan Stanley & Co. International PLC	460	1.00	(1)	9/20/21	15,118	(19,396)	(4,278)
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	195,516	(45,429)	150,087
Egypt	Citibank NA	300	1.00	(1)	6/20/20	89,186	(27,069)	62,117
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	104,051	(31,730)	72,321
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	89,186	(24,068)	65,118
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	89,186	(27,234)	61,952
Guatemala	Citibank NA	1,286	1.00	(1)	9/20/20	84,307	(82,852)	1,455
Hungary	Barclays Bank PLC	400	1.00	(1)	3/20/17	68,676	(70,405)	(1,729)
Hungary	Deutsche Bank	300	1.00	(1)	3/20/17	51,507	(52,381)	(874)
Hungary	Goldman Sachs International	600	1.00	(1)	3/20/17	103,014	(104,378)	(1,364)
Italy	Credit Suisse International	6,800	0.20		12/20/16	1,085,298	—	1,085,298
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	35,069	(20,310)	14,759
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	23,319	(12,225)	11,094
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	7,773	(4,148)	3,625
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	7,773	(4,744)	3,029
Lebanon	Citibank NA	1,200	3.30		9/20/14	8,897	—	8,897
Lebanon	Citibank NA	1,000	1.00	(1)	12/20/14	70,137	(41,233)	28,904
Lebanon	Citibank NA	500	1.00	(1)	12/20/14	35,069	(20,310)	14,759
Lebanon	Citibank NA	350	1.00	(1)	12/20/14	24,548	(13,932)	10,616
Lebanon	Citibank NA	300	1.00	(1)	3/20/15	23,319	(10,890)	12,429
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	62,184	(32,583)	29,601
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	15,546	(8,193)	7,353
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	8,535	(4,146)	4,389
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	15,546	(7,563)	7,983
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	8,535	(4,146)	4,389
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(31,937)	—	(31,937)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(3,006)	(10,985)	(13,991)
Philippines	Citibank NA	800	1.84		12/20/14	(23,009)	—	(23,009)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(3,011)	(11,002)	(14,013)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	64,896	(42,519)	22,377
South Africa	Bank of America	200	1.00	(1)	12/20/20	12,839	(6,656)	6,183
South Africa	Bank of America	55	1.00	(1)	12/20/20	3,531	(2,008)	1,523
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	64,896	(49,150)	15,746
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	28,326	(15,757)	12,569

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
								Net
		Notional	Contract				Upfront	Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Barclays Bank PLC	$145	1.00	%(1)	12/20/20	$9,309	$(4,808)	$4,501
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/20	5,136	(2,811)	2,325
South Africa	Citibank NA	655	1.00	(1)	12/20/19	35,423	(30,501)	4,922
South Africa	Citibank NA	400	1.00	(1)	3/20/20	22,663	(20,306)	2,357
South Africa	Citibank NA	200	1.00	(1)	3/20/20	11,331	(9,837)	1,494
South Africa	Credit Suisse International	400	1.00	(1)	3/20/20	22,661	(13,824)	8,837
South Africa	Credit Suisse International	200	1.00	(1)	3/20/20	11,331	(8,409)	2,922
South Africa	Credit Suisse International	200	1.00	(1)	12/20/20	12,839	(7,077)	5,762
South Africa	Credit Suisse International	85	1.00	(1)	12/20/20	5,457	(3,161)	2,296
South Africa	Deutsche Bank	155	1.00	(1)	12/20/20	9,951	(5,356)	4,595
South Africa	Goldman Sachs International	205	1.00	(1)	12/20/20	13,161	(7,227)	5,934
South Africa	Goldman Sachs International	90	1.00	(1)	12/20/20	5,778	(3,224)	2,554
South Africa	JPMorgan Chase Bank	600	1.00	(1)	12/20/19	32,448	(29,135)	3,313
South Africa	JPMorgan Chase Bank	310	1.00	(1)	12/20/19	16,765	(18,066)	(1,301)
South Africa	JPMorgan Chase Bank	400	1.00	(1)	3/20/20	22,661	(14,067)	8,594
South Africa	JPMorgan Chase Bank	300	1.00	(1)	3/20/20	16,996	(10,186)	6,810
South Africa	JPMorgan Chase Bank	200	1.00	(1)	3/20/20	11,331	(9,720)	1,611
Spain	Barclays Bank PLC	300	1.00	(1)	3/20/20	61,651	(2,841)	58,810
Spain	Barclays Bank PLC	1,080	1.00	(1)	12/20/20	232,882	(96,760)	136,122
Spain	Citibank NA	1,200	1.00	(1)	3/20/20	246,605	(53,430)	193,175
Spain	Citibank NA	800	1.00	(1)	3/20/20	164,404	(17,298)	147,106
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	246,605	(53,430)	193,175
Spain	Deutsche Bank	500	1.00	(1)	3/20/20	102,752	(10,208)	92,544
Spain	Deutsche Bank	500	1.00	(1)	6/20/20	104,485	(28,824)	75,661
Spain	Deutsche Bank	845	1.00	(1)	12/20/20	182,209	(75,707)	106,502
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	71,387	—	71,387
Thailand	Citibank NA	1,600	0.86		12/20/14	(4,455)	—	(4,455)
Thailand	Citibank NA	900	0.95		9/20/19	35,037	—	35,037
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	(2,446)	—	(2,446)
Uruguay	Citibank NA	300	1.00	(1)	6/20/20	20,094	(18,633)	1,461
Uruguay	Deutsche Bank	600	1.00	(1)	6/20/20	40,189	(36,393)	3,796
Venezuela	Barclays Bank PLC	312	5.00	(1)	12/20/21	43,329	(72,827)	(29,498)
Venezuela	Barclays Bank PLC	296	5.00	(1)	12/20/21	41,105	(71,258)	(30,153)
Venezuela	Barclays Bank PLC	288	5.00	(1)	12/20/21	39,996	(72,313)	(32,317)
Venezuela	Barclays Bank PLC	304	5.00	(1)	12/20/21	42,214	(76,974)	(34,760)
Venezuela	Barclays Bank PLC	376	5.00	(1)	12/20/21	52,215	(93,357)	(41,142)
Venezuela	Deutsche Bank	431	5.00	(1)	12/20/21	59,853	(103,113)	(43,260)
Citigroup, Inc.	Bank of America	683	1.00	(1)	9/20/20	67,304	(36,257)	31,047
Citigroup, Inc.	JPMorgan Chase Bank	683	1.00	(1)	9/20/20	67,304	(38,376)	28,928
OAO Gazprom	Bank of America	700	1.00	(1)	6/20/20	91,552	(78,522)	13,030
OAO Gazprom	Deutsche Bank	200	1.00	(1)	9/20/20	26,980	(20,719)	6,261

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
									Net
		Notional		Contract				Upfront	Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	1,260	1.00	%(1)	6/20/17	$105,504	$(64,751)	$40,753
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	840	5.00	(1)	6/20/17	(55,819)	91,401	35,582

							$5,017,500	$(2,349,891)	$2,667,609

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $9,301,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate				Net
	(Currency	(Currency				Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Citibank NA	TRY 1,163	$729	3 Month USD-LIBOR-BBA	8.23%	2/25/21	$2,926
Credit Suisse International	TRY 512	288	3 Month USD-LIBOR-BBA	6.90	8/18/21	(18,564)
Deutsche Bank	TRY 4,266	2,680	3 Month USD-LIBOR-BBA	8.20	2/24/21	5,428
Deutsche Bank	TRY 679	381	3 Month USD-LIBOR-BBA	7.00	8/18/21	(27,681)

						$(37,891)

TRY - New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts to hedge the currency risks of investments it anticipates purchasing and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, interest rate swaps, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $1,800,776. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $2,392,704 at April 30, 2012.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk was $4,900,643, with the highest amount from any one counterparty being $1,207,280. Such maximum amount would be reduced by any unamortized upfront payments received by the Fund. Such amount would be increased by any unamortized upfront payments made by the Fund. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At April 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $1,547,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$65,437	$—	$—
Receivable for open forward foreign currency exchange contracts	—	1,498,190	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	5,240,158	—	30,010	—

Total Asset Derivatives	$5,240,158	$1,563,627	$30,010	$—

Net unrealized appreciation*	$—	$—	$(74,722)	$(130,733)
Payable for open forward commodity contracts	—	—	—	(49,117)
Payable for open forward foreign currency exchange contracts	—	(968,294)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(176,615)	—	(223,275)	—

Total Liability Derivatives	$(176,615)	$(968,294)	$(297,997)	$(179,850)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Exchange	Rate	Commodity

Net realized gain (loss) —
Futures contracts	$—	$—	$440,576	$131,705
Swap contracts	(473,743)	—	(518,558)	—
Forward commodity contracts	—	—	—	(271,731)
Foreign currency and forward foreign currency exchange contract transactions	—	3,621,258	—	—

Total	$(473,743)	$3,621,258	$(77,982)	$(140,026)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(180,676)	$—	$33,350
Futures contracts	—	—	(88,567)	(183,658)
Swap contracts	531,550	—	(2,453)	—
Forward commodity contracts				345,498
Foreign currency and forward foreign currency exchange contracts	—	(1,616,291)	—	—

Total	$531,550	$(1,796,967)	$(91,020)	$195,190

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $20,296,000, $2,030,000, $191,440,000 and $92,294,000, respectively.

The average principal amount of purchased currency options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $18,270,000 and 1 contract, respectively.

8 Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $150 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Fund pays a commitment fee of 0.15% on the borrowing limit. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2012, the Fund had borrowings outstanding under the Agreement of $107,000,000 at an interest rate of 1.04%. The carrying amount of the borrowings at April 30, 2012 approximated its fair value. For the six months ended April 30, 2012, the average borrowings under the Agreement and the average interest rate were $94,395,604 and 1.12% (annualized), respectively.

9 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$150,354,648	$172,200	$150,526,848
Collateralized Mortgage Obligations	—	30,399,016	—	30,399,016
Commercial Mortgage-Backed Securities	—	8,966,206	—	8,966,206
Mortgage Pass-Throughs	—	129,992,544	—	129,992,544
Asset-Backed Securities	—	380,355	—	380,355
U.S. Government Agency Obligations		5,931,916		5,931,916
Corporate Bonds & Notes	—	1,860,188	—	1,860,188
Foreign Corporate Bonds & Notes	—	2,672,225	—	2,672,225
Foreign Government Bonds	—	61,803,728	—	61,803,728
Common Stocks	2,315	1,234,758	1,458,162	2,695,235
Warrants	—	—	0	0
Precious Metals	7,008,932	—	—	7,008,932
Currency Options Purchased	—	65,437	—	65,437
Short-Term Investments —
Foreign Government Securities	—	28,572,418	—	28,572,418
U.S. Treasury Obligations	—	6,685,732	—	6,685,732
Repurchase Agreements	—	12,639,562	—	12,639,562
Other	—	12,348,343	—	12,348,343

Total Investments	$7,011,247	$453,907,076	$1,630,362	$462,548,685

Forward Foreign Currency Exchange Contracts	$—	$1,498,190	$—	$1,498,190
Swap Contracts	—	5,270,168	—	5,270,168

Total	$7,011,247	$460,675,434	$1,630,362	$469,317,043

Liability Description

Securities Sold Short	$—	$(12,589,214)	$—	$(12,589,214)
Forward Commodity Contracts	—	(49,117)	—	(49,117)
Forward Foreign Currency Exchange Contracts	—	(968,294)	—	(968,294)
Futures Contracts	(205,455)	—	—	(205,455)
Swap Contracts	—	(399,890)	—	(399,890)

Total	$(205,455)	$(14,006,515)	$—	$(14,211,970)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment
	in Senior	Investment
	Floating-Rate	in Common	Investment
	Interests	Stocks	in Warrants	Total

Balance as of October 31, 2011	$342,757	$3,065,347	$0	$3,408,104
Realized gains (losses)	(455)	1,533,536	—	1,533,081
Change in net unrealized appreciation (depreciation)*	14,100	(1,516,447)	—	(1,502,347)
Cost of purchases(1)	1,515	—	—	1,515
Proceeds from sales(1)	(201,710)	(1,690,586)	—	(1,892,296)
Accrued discount (premium)	203	—	—	203
Transfers to Level 3**	15,790	66,312	—	82,102
Transfers from Level 3**	—	—	—	—

Balance as of April 30, 2012	$172,200	$1,458,162	$0	$1,630,362

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$9,607	$(12,168)	$—	$(2,561)

*	Amount is included in the related amount on investments in the Consolidated Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 24, 2012. The following action was taken by the shareholders:

Item 1: The election of Benjamin C. Esty, Thomas E. Faust Jr. and Allen R. Freedman as Class I Trustees of the Fund, each for a three-year term expiring in 2015, as well as Scott E. Eston as a Class I Trustee, to serve out the Class I term, and Harriett Tee Taggart as a Class II Trustee, to serve out the Class II term.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Scott E. Eston	17,405,440	394,306
Benjamin C. Esty	17,408,541	391,205
Thomas E. Faust Jr.	17,401,807	397,939
Allen R. Freedman	17,406,768	392,978
Harriett Tee Taggart	17,408,507	391,239

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Notice to Shareholders

At the August 8, 2011 Board Meeting, the Trustees approved the following defensive investing policy: “During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.”

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Diversified Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund including recent changes to such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior, secured floating rate loans, foreign debt obligations, including debt of emerging market issuers, and mortgage-backed securities. The Board considered the Adviser’s in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted the fact that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by Eaton Vance Management pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Short Duration Diversified Income Fund

Payson F. Swaffield President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Short Duration Diversified Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 212, Fund records indicate that there are 36 registered shareholders and approximately 13,338 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVG.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2319-6/12	CE-SDDISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: June 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 8, 2012

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 8, 2012